SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Net Loss	$ (750,255)	$ (724,563)	$ (110,531)
Net cash used in operating activities	(386,932)	(351,419)	(126,505)
Accumulated deficit	(1,588,773)	(846,757)
Net current liabilities	(873,569)
Inventory write-downs	1,668	0	0
Impairment losses	0	0	0
Advertising expenditures	150,920	90,431	21,207
Government grants	4,077	870	233
Employee social benefits	46,969	36,534	$ 15,324
Restricted net assets	$ 160,651	$ 85,164